Related Party Transaction	12 Months Ended
Dec. 31, 2010
Related Party Transaction [Abstract]
RELATED PARTY TRANSACTION

18.	RELATED PARTY TRANSACTION

We have an agreement with John Bardis, our chief executive officer, for the use of an airplane owned by JJB Aviation, LLC (“JJB”), a limited liability company, owned by Mr. Bardis. We pay Mr. Bardis at market-based rates for the use of the airplane for business purposes. The audit committee of the board of directors reviews such usage of the airplane annually. During the fiscal years ended December 31, 2010, 2009 and 2008, we incurred charges of $1,913, $1,813 and $782, respectively, related to transactions with Mr. Bardis.